Investment Strategy - Jensen Quality Growth ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). To achieve the Fund’s investment objective of long‐term capital appreciation, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies meeting the criteria for quality and growth as determined by the Fund's investment adviser, Jensen Investment Management, Inc. (the "Adviser"). The Adviser considers a company to be a “growth” company if it is determined by the Adviser to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. Additionally, the Adviser seeks companies that display positive performance in a variety of historical and future performance measurements, relative to the overall U.S. equity market, over a period of time. Examples of such characteristics include:

1.Projected earnings growth based on expected five- to ten-year annual increase in operating earnings per share.
2.Trailing revenue growth based on annualized revenue growth for the previous five to ten years.
3.Trailing earnings growth based on annualized earnings per share growth for the previous five to ten years.
4.The company’s ability to grow its business from free cash flow over an extended period of time.

The list above is not exclusive and there is no single factor that is determinative of whether the Adviser considers a company to be a “growth” company.

The Adviser considers a company to be a “quality” company if it possesses competitive advantages as evidenced by generating a return on equity of 15% or greater for at least ten consecutive fiscal years as determined by the Adviser.

Equity securities in which the Fund invests as a principal strategy consist primarily of publicly traded common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Adviser:

1.Have consistently achieved a high return on equity over the prior ten fiscal years;
2.Be in excellent financial condition; and
3.Be capable of sustaining outstanding business performance.
These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater, in each of the last ten fiscal years. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily U.S. companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

A significant portion of the Fund’s portfolio may be invested in the equity securities of companies comprising one or more industry sectors (e.g., information technology sector) and such sectors favored by the Adviser will change during certain market environments.

The Fund is non-diversified, which means that a relatively high percentage of its assets are invested in a limited number of issuers of securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies meeting the criteria for quality and growth as determined by the Fund's investment adviser, Jensen Investment Management, Inc. (the "Adviser").